Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of profit before tax to net cash flows from operating activities [abstract]
Profit (loss) before tax	£ 3,541	£ 3,230	£ 1,146
Adjustment for non-cash items [abstract]
Allowance for impairment	2,336	2,357	1,752
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	1,241	1,261	1,215
Other provisions, including pensions	1,875	1,964	4,241
Net profit on disposal of investments and property, plant and equipment	(325)	(912)	(374)
Other non-cash movements including exchange rate movements	1,031	(20,025)	226
Changes in operating assets and liabilities [abstract]
Net decrease/(increase) in loans and advances to banks and customers	27,361	(25,385)	22,641
Net decrease in reverse repurchase agreements and other similar lending	908	14,733	103,471
Net (decrease)/increase in deposits and debt securities in issue	(7,166)	49,064	(33,120)
Net increase/(decrease) in repurchase agreements and other similar borrowing	20,578	(4,852)	(99,602)
Net decrease/(increase) in derivative financial instruments	(6,815)	2,318	3,315
Net (increase)/decrease in trading assets	(33,492)	(5,577)	37,091
Net increase/(decrease) in trading liabilities	2,664	880	(10,877)
Net decrease/(increase) in financial assets and liailities designated at fair value	40,014	807	(3,064)
Net (increase) in other assets	(3,775)	(2,629)	(2,661)
Net (decrease) in other liabilities	(2,187)	(532)	(1,766)
Corporate income tax paid	(708)	(780)	(1,670)
Net cash from operating activities	60,711	11,286	15,334
Cash flows from (used in) investing activities [abstract]
Purchase of available for sale investments	(83,127)	(65,086)	(120,061)
Proceeds from sale or redemption of available for sale investments	88,298	102,515	114,529
Purchase of property, plant and equipment and intangibles	(1,456)	(1,707)	(1,928)
Proceeds from sale of property, plant and equipment and intangibles	283	358	393
Disposal of discontinued operation, net of cash disposed	(1,060)	0	0
Disposal of subsidiaries, net of cash disposed	358	595	0
Other cash flows associated with investing activities	206	32	516
Net cash from investing activities	3,502	36,707	(6,551)
Cash flows from (used in) financing activities [abstract]
Dividends paid	(1,273)	(1,304)	(1,496)
Issuance of subordinated debt	3,041	1,457	879
Redemption of subordinated debt	(1,378)	(1,143)	(556)
Net issue of shares and other equity instruments	2,490	1,400	1,278
Repurchase of shares and other equity instruments	(1,339)	(1,587)	0
Net purchase of treasury shares	(580)	(140)	(679)
Net increase in loans and advances to subsidiaries of the Parent	(9,707)	(10,942)	(4,973)
Net cash from financing activities	961	(1,317)	(574)
Effect of exchange rate changes on cash and cash equivalents	(4,773)	10,473	1,689
Cash and cash equivalents comprise [abstract]
Cash and cash equivalents	204,612	144,110	86,556
Net increase in cash and cash equivalents	60,502	57,554	8,077
Cash and cash equivalents at beginning of year	144,110	86,556	78,479
Cash and cash equivalents at end of year	204,612	144,110	86,556
Parent [member]
Reconciliation of profit before tax to net cash flows from operating activities [abstract]
Profit (loss) before tax	1,258	934	1,090
Adjustment for non-cash items [abstract]
Other non-cash movements including exchange rate movements	76	62	52
Changes in operating assets and liabilities [abstract]
Corporate income tax paid	0	0	(27)
Changes in operating assets and liabilities	102	37	100
Net cash from operating activities	1,436	1,033	1,215
Cash flows from (used in) investing activities [abstract]
Other cash flows associated with investing activities	(639)	(457)	(345)
Capital contribution to subsidiary	(2,801)	(1,250)	(1,560)
Net cash from investing activities	(2,801)	(1,250)	(1,560)
Cash flows from (used in) financing activities [abstract]
Dividends paid	(392)	(757)	(1,081)
Issuance of subordinated debt	3,019	1,671	921
Net issue of shares and other equity instruments	2,581	1,388	1,771
Net increase in debt securities in issue	6,503	9,314	4,052
Net cash from financing activities	1,365	217	345
Cash and cash equivalents comprise [abstract]
Cash and cash equivalents	0	0	0
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Net cash generated from operating activities includes [abstract]
Dividends received	674	621	876
Interest (paid)/received	(10)	5	(7)
Barclays Bank PLC [member]
Reconciliation of profit before tax to net cash flows from operating activities [abstract]
Profit (loss) before tax	3,166	4,383	1,914
Adjustment for non-cash items [abstract]
Allowance for impairment	2,336	2,357	1,752
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	821	1,232	1,215
Other provisions, including pensions	1,716	1,726	4,243
Net profit on disposal of investments and property, plant and equipment	(307)	(912)	(374)
Other non-cash movements including exchange rate movements	1,235	(20,780)	(1,189)
Changes in operating assets and liabilities [abstract]
Net decrease/(increase) in loans and advances to banks and customers	27,235	(25,439)	22,705
Net decrease in reverse repurchase agreements and other similar lending	908	14,733	103,471
Net (decrease)/increase in deposits and debt securities in issue	(11,567)	49,961	(33,219)
Net increase/(decrease) in repurchase agreements and other similar borrowing	20,578	(4,852)	(99,602)
Net decrease/(increase) in derivative financial instruments	(6,691)	2,351	3,309
Net (increase)/decrease in trading assets	(33,472)	(5,542)	37,079
Net increase/(decrease) in trading liabilities	2,665	880	(10,877)
Net decrease/(increase) in financial assets and liailities designated at fair value	40,012	807	(3,064)
Net (increase) in other assets	(2,119)	(3,731)	(2,680)
Net (decrease) in other liabilities	(2,260)	(452)	(1,772)
Corporate income tax paid	(672)	(742)	(1,643)
Net cash from operating activities	56,966	11,278	14,650
Cash flows from (used in) investing activities [abstract]
Purchase of available for sale investments	(83,707)	(65,086)	(120,061)
Proceeds from sale or redemption of available for sale investments	88,298	102,515	114,529
Purchase of property, plant and equipment and intangibles	(954)	(2,054)	(1,928)
Proceeds from sale of property, plant and equipment and intangibles	3,334	234	393
Disposal of discontinued operation, net of cash disposed	(1,060)	0	0
Disposal of subsidiaries, net of cash disposed	358	595	0
Other cash flows associated with investing activities	693	32	516
Net cash from investing activities	6,962	36,236	(6,551)
Cash flows from (used in) financing activities [abstract]
Dividends paid	(1,555)	(1,186)	(1,428)
Issuance of subordinated debt	3,041	1,457	879
Redemption of subordinated debt	(1,378)	(1,143)	(556)
Net issue of shares and other equity instruments	2,495	1,125	655
Capital contribution from Barclays PLC	0	114	560
Repurchase of shares and other equity instruments	(1,339)	(1,378)	0
Net cash from financing activities	1,264	(1,011)	110
Effect of exchange rate changes on cash and cash equivalents	(4,773)	10,468	1,689
Cash and cash equivalents comprise [abstract]
Cash and cash equivalents	143,932	143,932	86,556
Net increase in cash and cash equivalents	60,520	57,376	8,077
Cash and cash equivalents at beginning of year	143,932	86,556	78,479
Cash and cash equivalents at end of year	204,452	143,932	86,556
Continuing operations [member]
Cash and cash equivalents comprise [abstract]
Net increase in cash and cash equivalents	60,401	57,149	9,898
Continuing operations [member] | Barclays Bank PLC [member]
Cash and cash equivalents comprise [abstract]
Net increase in cash and cash equivalents	60,419	56,971	9,898
Discontinued operations [member]
Cash and cash equivalents comprise [abstract]
Net increase in cash and cash equivalents	101	405	(1,821)
Discontinued operations [member] | Barclays Bank PLC [member]
Cash and cash equivalents comprise [abstract]
Net increase in cash and cash equivalents	£ 101	£ 405	£ (1,821)